SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest Rate Swaps (Details) $ in Millions	Mar. 31, 2023 USD ($)
Dotdash Meredith Term Loan B-1 Facility | Interest rate swaps | Dotdash Meredith
Derivative [Line Items]
Notional amount	$ 350